Advisors Series Trust
c\o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

June 29, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:          Advisors Series Trust (the “Trust”)
Securities Act Registration No: 333-17391
Investment Company Act Registration No: 811-07959
Logan Capital Large Cap Growth Fund (S000037501)
Logan Capital International Fund (S000037502)
Logan Capital Small Cap Growth Fund (S000037503)
Logan Capital Large Cap Core Fund (S000037504)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Logan Capital Large Cap Growth Fund, Logan Capital International Fund, Logan Capital Small Cap Growth Fund and Logan Capital Large Cap Core Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated June 28, 2012, and filed electronically as Post-Effective Amendment No. 431 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC